Document and Entity Information	Dec. 09, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 09, 2022
Document Effective Date	Dec. 09, 2022
Prospectus Date	Feb. 25, 2022
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus:
Trading Symbol	CGW